Disclosure - Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2021
SUBSEQUENT EVENTS
Pro Forma Financial Statements

The financial statements as of September 30, 2021, including share and per share amounts, do not include the effects of the merger. The table below shows, on a pro forma basis, the impact of the merger on certain condensed balance sheet items as of September 30, 2021:

Balance Sheet Data:	Actual	Pro Forma
Cash and cash equivalents	$7,996,362	$242,991,191
Working capital	(5,566,182)	228,647,166
Total assets	39,746,217	273,843,757
Redeemable convertible preferred stock	143,086,271	—
Accumulated deficit	(136,979,761)	(136,979,761)
Total stockholders’ equity (deficit)	$(132,209,608)	$163,290,011

Share Data:	Actual	Pro Forma
Redeemable convertible preferred stock outstanding	41,587,368	—
Common stock outstanding	4,595,168	114,707,150